Share-Based Compensation - Summary Of Share Option Under the Post-IPO Share Option (Detail) - Kooleam post ipo share option [Member] - $ / shares		12 Months Ended
		May 31, 2022	May 31, 2021
Number of share, Options granted, Begining balance		29,541,815	38,199,000
Number of share options, Forfeited		(10,088,192)	(8,621,185)
Number of share options, Exercised			(36,000)
Number of share options, Cancelled		(7,971,290)
Number of share options, Cancelled and Replaced	[1]	(11,482,333)
Number of share, Option outstanding, Ending balance		0	29,541,815
Weighted average exercise price per, Option forfeited		$ 3.26	$ 3.26
Weighted average exercise prices, Exercised			3.26
Weighted average exercise prices, Cancelled		3.26
Weighted average exercise prices, Cancelled and Replaced	[1]	0.32
Weighted average exercise prices, Options outstanding, Ending balance			$ 3.26

[1]	Those options were cancelled and replaced as disclosed below.